Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 23, 2016
Document Effective Date	Dec. 29, 2016
Prospectus Date	Dec. 29, 2016
Advantus Strategic Credit Income Fund | Class A Shares
Prospectus:
Trading Symbol	ABSNX
Advantus Strategic Credit Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VBSIX
Advantus Strategic Dividend Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VSDIX
Advantus Strategic Dividend Income Fund | Class A Shares
Prospectus:
Trading Symbol	ASDNX
Advantus Dynamic Managed Volatility Fund | Class A Shares
Prospectus:
Trading Symbol	AVMNX
Advantus Dynamic Managed Volatility Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VVMIX
Advantus Managed Volatility Equity Fund | Class A Shares
Prospectus:
Trading Symbol	AMENX
Advantus Managed Volatility Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	VMEIX